Bank Premises, Furniture, Fixtures and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Bank Premises, Furniture, Fixtures and Equipment

Note 5. Bank Premises, Furniture, Fixtures and Equipment

Bank premises, furniture, fixtures and equipment consist of the following at December 31, 2017 and December 31, 2016:

	2017	2016
Land and buildings	$27,610,855	$25,022,259
Furniture, fixtures and equipment	15,954,422	15,632,170

	43,565,277	40,654,429

Less accumulated depreciation	22,993,726	21,990,345

Total	$20,571,551	$18,664,084

Depreciation expense for the years ended December 31, 2017, 2016 and 2015, respectively, was $1,003,381, $980,514 and $1,040,207.